Long-Term Debt, Summary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 07, 2023
Loan Facilities [Abstract]
Long-term debt	$ 0	$ 5,257,200
Less: Deferred financing costs	0	(43,414)
Total long-term debt, net of deferred finance costs	0	5,213,786
Presented [Abstract]
Current portion of long-term debt	0	1,345,600
Less: Current portion of deferred finance costs	0	(34,311)
Current portion of long-term debt, net of deferred finance costs	0	1,311,289
Non-Current portion of long-term debt	0	3,911,600
Less: Non-Current portion of deferred finance costs	0	(9,103)
Non-Current portion of long-term debt, net of deferred finance costs	0	3,902,497
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000	18,000,000	$ 18,000,000
Borrowers	Rocket- Gamora
Long-term debt	$ 0	$ 5,257,200